Dividends Payable (Details) - USD ($)		12 Months Ended
	Jun. 19, 2023	Dec. 31, 2023	Jun. 22, 2023
Dividends Payable [Abstract]
Payment of dividends rate		25.00%
Percentage of allocation for legal reserve		5.00%
Dividends referring (in Dollars)	$ 458,165
Per share value (in Dollars per share)			$ 0.21